Financial Instruments and Financial Risks	6 Months Ended
Jun. 30, 2019
Financial Instruments and Financial Risks [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISKS

NOTE 5 - FINANCIAL INSTRUMENTS AND FINANCIAL RISKS:

a.	Fair value disclosure

Level 1 financial instruments:

The Company has a financial liability in respect of derivative financial instruments, which is measured at fair value through profit or loss. As of December 31, 2018, the amount of the financial liability is $729 thousand.

Level 3 financial instruments:

The Company has several financial liabilities measured at fair value through profit or loss, which meet the level 3 criteria as of June 30, 2019 and December 31, 2018.

b.	Fair value measurements based on unobservable data (level 3)

The Company evaluated the fair value of convertible debentures, contingent consideration, derivative financial instruments and anti-dilution feature that were issued in connection with capital raising rounds.

The following table presents the changes in level 3 instruments for the six-month period ended June 30, 2019 (unaudited):

	Contingent consideration	Convertible debentures	Derivative financial instruments	Total
	U.S. dollars in thousands
Balance as of January 1, 2019	-	-	-	-
Initial recognition of financial liability	2,011	9,127	7,565	18,703
Initial recognition of unrecognized day 1 loss	-	(5,836)	(4,856)	(10,692)
Conversion of financial liability	-	(224)	-	(224)
Amortization of unrecognized day 1 loss	-	353	457	810
Finance income	(3)	(893)	(1,839)	(2,735)
Balance as of June 30, 2019	2,008	2,527	1,327	5,862
Total unrealized gains for the period included in profit or loss for liabilities held at the end of the reporting period	(3)	(893)	(1,839)	(2,735)

The following table presents the changes in level 3 instruments for the six-month period ended June 30, 2018 (unaudited):

	Anti-dilution feature	Derivative financial instruments	Total
	U.S. dollar in thousands
Balance as of January 1, 2018	692	61	753
Initial recognition of financial liability	497	18	515
Finance income	(721)	(56)	(777)
Balance as of June 30, 2018	468	23	491
Total unrealized gains for the period included in profit or loss for liabilities held at the end of the reporting period	(721)	(56)	(777)

The following table presents the changes in level 3 instruments for the three-month period ended June 30, 2019 (unaudited):

	Contingent consideration	Convertible debentures	Derivative financial instruments	Total
	U.S. dollars in thousands
Balance as of April 1, 2019	-	-	-	-
Initial recognition of financial liability	2,011	9,127	7,565	18,703
Initial recognition of unrecognized day 1 loss	-	(5,836)	(4,856)	(10,692)
Amortization of unrecognized day 1 loss	-	353	457	810
Conversion of financial liability	-	(224)	-	(224)
Finance income	(3)	(893)	(1,839)	(2,735)
Balance as of June 30, 2019	2,008	2,527	1,327	5,862
Total unrealized gains for the period included in profit or loss for liabilities held at the end of the reporting period	(3)	(893)	(1,839)	(2,735)

The following table presents the changes in level 3 instruments for the three-month period ended June 30, 2018 (unaudited):

	Anti-dilution feature	Derivative financial instruments	Total
	U.S. dollar in thousands
Balance as of April 1, 2018	181	3	184
Initial recognition of financial liability	497	18	515
Finance expenses (income)	(210)	2	(208)
Balance as of June 30, 2018	468	23	491
Total unrealized losses (gains) for the period included in profit or loss for liabilities held at the end of the reporting period	(210)	2	(208)

c.	Fair value of financial assets and financial liabilities measured at amortized cost

Assets and liabilities, which are not measured on a recurrent basis at fair value, are presented at their carrying amount, which approximates their fair value.